UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

 (Address of principal executive offices) (Zip code)

David B. Perkins, CEO
Hatteras Investment Partners, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh NC 27615

 (Name and address of agent for service)

Registrant's telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	DATE OF PROXY	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
Money Market Obligations Trust - Prime Obligations Fund	POIXX	60934N203	18-MARCH 2008	Proposal I: Election of Board Members	Board of Directors	Yes	For	For Mgt.
Money Market Obligations Trust - Prime Obligations Fund	POIXX	60934N203	18-MARCH 2008	Proposal II: To transact such other business as may properly come before the meeting or any adjournment thereof	Board of Directors	Yes	For	For Mgt.
Money Market Obligations Trust - Prime Obligations Fund	POIXX	60934N203	2-JUNE 2008	Proposal I: To approve or disapprove amending the Fund’s fundamental investment limitation regarding concentration of investments.	Board of Directors	Yes	For	For Mgt.
Security Capital Preferred Growth, LLC	N/A	N/A	26-JUNE 2008	Proposal I: Election of Board Members	Board of Directors	Yes	For	For Mgt.
Security Capital Preferred Growth, LLC	N/A	N/A	26-JUNE 2008	Proposal II: To transact such other business as may properly come before the meeting or any adjournment or postponement of	Board of Directors	Yes	For	For Mgt.

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	DATE OF PROXY	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal I: Election of Board Members	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIA: Approval of an Amended and Restated Investment Management Agreement	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIB: Approval of a Subadviser Approval Policy	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal IIIA: Approval of a Revised Fundamental Investment Policy Regarding Borrowing Money	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal IIIB: Approval of a Revised Fundamental Investment Policy Regarding Senior Securities	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal IIIC: Approval of a Revised Fundamental Investment Policy Regarding the Concentration for Funds That Will Not Concentrate in Bank Obligations	Board of Directors	Yes	For	For Mgt.

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	DATE OF PROXY	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIID: Approval of a Revised Fundamental Investment Policy Regarding the Underwriting of Securities	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIIE: Approval of a Revised Fundamental Investment Policy Regarding Real Estate Investments	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIIF: Approval of a Revised Fundamental Investment Policy Regarding Commodities	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal IIIG: Approval of a Revised Fundamental Investment Policy Regarding Lending	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIIH Approval of A Revised Fundamental Investment Policy Regarding Portfolio Diversification for Diversified Funds	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIII Approval of the Removal of the Fundamental Investment Policy Regarding Investing for Control	Board of Directors	Yes	For	For Mgt.

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	DATE OF PROXY	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIIK Approval of the Removal of the Fundamental Investment Policy Regarding Margin Transactions	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal IIIM Approval of the Removal of the Fundamental Investment Policy Regarding Short Sales	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal IIIN Approval of the Removal of the Fundamental Investment Policy Regarding Options	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIIO Approval of the Removal of the Fundamental Investment Policy Regarding Issuers Whose Securities Are Owned by Officers and Trustees of the Fund or its Investment Adviser	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IIIS Approval of the Removal of the Fundamental Investment Policy Regarding Oil, Gas and Mineral Programs	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31-MARCH 2008	Proposal IVA Approval of a Reclassification of Fundamental Investment Objectives as Non-Fundamental	Board of Directors	Yes	For	For Mgt.

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	DATE OF PROXY	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal IVB Approval of a Reclassification of Fundamental Investment Policies as Non-Fundamental	Board of Directors	Yes	For	For Mgt.
DWS-Scudder	DTDXX	147539621	31- MARCH 2008	Proposal V Approval of Amended and Restated Declarations of Trust	Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Hatteras Master Fund, L.P.

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, CEO

Date   August 26, 2008